Consolidated income statement (Parenthetical) £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost	£ 16,484	£ 5,512	£ 1,986
Interest expense recognised on financial liabilities	42	422	659
Interest revenue for financial assets measured at fair value through other comprehensive income	1,256	601	504
Interest expense for financial liabilities not at fair value through profit or loss	14,226	3,740	616
Impaired
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at fair value through other comprehensive income	117	59	£ 61
Business in Russia
Disclosure Of Face Statements [Line Items]
Impairment loss recognised in profit or loss	200	£ 200
Reversal of impairment loss recognised in profit or loss	£ 200